UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE
Report for the Calender Year or Quarter End: December 31, 2007

Check here if Amendment    { }; Amendment Number:
This Amendment (Check only one): { } is a restatement
             { } adds new holding entries

Institutional Investment Manager Filing this Report

Name:     Admiral Capital Management, LLC
Address:  41 West Putnam Ave Suite 300
Greenwich, CT 06830

13F File Number: 28-

The institutional investment manager
filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin Crouchley
Title:    Principal/ Chief Operating Officer
Phone:    203-742-2111
Signature, Place, and Date of Signing:

Kevin Crouchley,Greenwich,CT 06830 January 31, 2008

Report Type ( Check only one):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS: 0

FORM 13F INFORMATION TABLE ENTRY TOTAL: 24

FORM 13F INFORMATION TABLE VALUE TOTAL: $150,862,517.00

LIST OF OTHER MANAGERS REPORTING FOR THIS REPORT: NONE
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				FORM 13F INFORMATION TABLE

NAME OF ISSUER			TITLE OF					SH/PRN				VOTING
														AUTHORITY
   				CLASS		CUSIP		VALUE 	 	AMOUNT		S/P	P/C	SOLE
BOSTON PRIVATE                 NOTE 3% 7/27     101119AC9       4997977.        5000            S                None
BOSTON PRIVATE                 NOTE 3% 7/27     101119AB1       4997977.        5000            S                None
CBS CORP NEW CL B              COM              124851202        505487.        18550           S                18550
CARNIVAL CORP                  NOTE 1.132% 4/33 143658AV4       9970500.        15000           S                None
CV THERAPUTICS                 NOTE 2% 5/23     126667AD6        880000.         1000           S                None
FAIR ISAAC                     NOTE 1.5% 8/23   303250AD6       9885780.        10000           S                None
GOLDEN POND HEALTHCARE         UNIT/COM         38116J208        785000.       100000           S                100000
HUTCHINSON TECHNOLOGY          NOTE 2.25% 3/10  448407AE6       9758353.         9500           S                None
LIBERTY MEDIA/AOL              NOTE .75% 3/23   530718AF2      18221875.        17500           S                None
LIBERTY MEDIA/VIAB             NOTE 3.25% 3/31  530715AR2       3835000.         5000           S                None
LSI CORPORATION                COM              502161102        174168.        32800           S                32800
MAXTOR                         NOTE 2.375% 8/12 577729AE6      11137000.         7000           S                None
MEDTRONICS INC.TR1             NOTE 1.5% 4/11   585055AL0      10661947.        10000           S                None
MICRON TECHNOLOGY              NOTE 1.875% 6/14 595112AH6      10073812.        12500           S                None
ON SEMICONDUCTOR               COM              682189105       3595512.       404900           S                404900
PROTEIN DESIGN                 NOTE 2% 2/12     74369LAF0       2430368.         2500           S                None
PROTEIN DESIGN                 NOTE 2.75% 8/23  74369LAD5       2587500.         2500           S                None
SANDISK CORP                   COM              80004C101       1492650.        45000           S                45000
SCIELE PHARMACEUTICAL          NOTE 2.625% 5/27 808627AA1       1961289.         2000           S                None
ST. MARY LAND                  COM              792228108       1382238.        35800           S                35800
SYBASE                         NOTE 1.75% 2/25  871130AB6       9287438.         8000           S                None
TRANSOCEAN INC TR C            NOTE 1.5% 12/37  893830AW9      10870000.        10000           S                None
UNITED AUTO GROUP              NOTE 3.5% 4/26   909440AH2       9950000.        10000           S                None
WALT DISNEY                    NOTE 2.125% 4/23 254687AU0      11420646.        10000           S                None

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